Recurring Fair Value Measurements (Details) - SoundHound, Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Recurring Fair Value Measurements (Details) [Line Items]
Increase in fair value			$ 269,000	$ 224,000
Warrant liability description			As of December 31, 2020, none of these warrants have been exercised. The warrant liability will be remeasured to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The April 2013 warrants expire in February 2023, and the November 2013 warrants expire in November 2023. The aggregate fair value of the April 2013 and November 2013 warrants as of December 31, 2020 was approximately $2,004,000.
Common Stock Warrants [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Common stock warrants description		The initial fair value of the March 2021 Note Payable and June 2021 Note warrants were $2,316 and $1,527, respectively. The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the March 2021 Note Payable or as an asset in connection with the June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of September 30, 2021, none of these warrants have been exercised. The March 2021 Note Payable warrants expire in March 2031 and the June 2021 Note warrants expire in June 2031.
Series B Preferred Stock Warrants [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Increase in fair value		$ 262
Series C Preferred Stock Warrants [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Increase in fair value	$ 2,701	$ 593		$ 204,000
Warrant liability description		The warrant liability will be remeasured to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The April 2013 warrants expire in February 2023, and the November 2013 warrants expire in November 2023. The aggregate fair value of the Series C preferred stock warrants as of September 30, 2021 and December 31, 2020 was approximately $4,705 and $2,004, respectively.